SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300

+1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

December 18, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement of Victory Portfolios IV on Form N-14

Ladies and Gentlemen:

On December 12, 2024, Victory Portfolios IV (the “Registrant”) filed with the Securities and Exchange Commission (the “Commission”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) to register shares to be issued in a proposed reorganization of each of the Acquired Funds identified on Schedule A.

On December 17, 2024, we were notified by the Staff that pages 208-282 of the Registration Statement were inadvertently omitted. We understand that the omission was due to a technical issue with the filing process. In response to the Staff’s notification, we, on behalf of the Registrant, sent a PDF copy of the complete Registration Statement to the Staff to further assist in its review, and discussed correcting the filing with the Staff.

The Registrant is re-filing the Registration Statement solely to include the missing pages referenced above. Aside from the inclusion of those pages, no other changes have been made to the Registration Statement. The Registrant will withdraw the Registration Statement filed on December 12, 2024.

We appreciate the Staff’s attention to this filing.

If you have any questions concerning the filing, please call me at 212-839-8679 or Jay G. Baris at 212-839-8600.

Very truly yours,

/s/ Matthew Kutner

Matthew Kutner

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

4917-3881-4471

cc:

Thomas Perna, Chair of the Board of Trustees of Victory Portfolios IV Thomas Dusenberry, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Carol D. Trevino, Victory Capital Management Inc.

Patricia McClain, Victory Capital Management Inc. Michael D. Policarpo, Victory Capital Management Inc. Nina Gupta, Victory Capital Management Inc.

Sean Fox, Victory Capital Management Inc. Jay G. Baris, Sidley Austin LLP

John M. Ekblad, Sidley Austin LLP

4917-3881-4471

SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300

+1 212 839 5599 FAX

AMERICA • ASIA PACIFIC • EUROPE

SCHEDULE A

Acquiring Fund,
each a series of Victory Portfolios
	Acquired Fund	IV
1.	Pioneer AMT-Free Municipal Fund,	Victory Pioneer AMT-Free
	a series of Pioneer Series Trust II	Municipal Fund
2.	Pioneer Balanced ESG Fund, a	Victory Pioneer Balanced Fund
series of Pioneer Series Trust IV
3.	Pioneer Bond Fund, a series of	Victory Pioneer Bond Fund
Pioneer Bond Fund
4.	Pioneer CAT Bond Fund, a series of	Victory Pioneer CAT Bond Fund
Pioneer Series Trust VII
5.	Pioneer Core Equity Fund, a series	Victory Pioneer Core Equity Fund
of Pioneer Series Trust XI
6.	Pioneer Active Credit Fund, a series	Victory Pioneer Active Credit Fund
of Pioneer Series Trust X
7.	Pioneer Disciplined Growth Fund, a	Victory Pioneer Disciplined Growth
	series of Pioneer Series Trust XII	Fund
8.	Pioneer Disciplined Value Fund, a	Victory Pioneer Disciplined Value
	series of Pioneer Series Trust III	Fund
9.	Pioneer Equity Income Fund, a	Victory Pioneer Equity Income
	series of Pioneer Equity Income	Fund
Fund
10.	Pioneer Equity Premium Income	Victory Pioneer Equity Premium
	Fund, a series of Pioneer Series	Income Fund
Trust VI
11.	Pioneer Floating Rate Fund, a series	Victory Pioneer Floating Rate Fund
of Pioneer Series Trust VI
12.	Pioneer Fund, a series of Pioneer	Victory Pioneer Fund
Fund
13.	Pioneer Fundamental Growth Fund,	Victory Pioneer Fundamental
	a series of Pioneer Series Trust X	Growth Fund
14.	Pioneer Global Sustainable Equity	Victory Pioneer Global Equity Fund
Fund, a series of Pioneer Series
Trust V
15.	Pioneer Global Sustainable Growth	Victory Pioneer Global Growth
	Fund, a series of Pioneer Series	Fund
Trust XIV

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

4917-3881-4471

Acquiring Fund,
each a series of Victory Portfolios
	Acquired Fund	IV
16.	Pioneer Global Sustainable Value	Victory Pioneer Global Value Fund
Fund, a series of Pioneer Series
Trust XIV
17.	Pioneer High Income Municipal	Victory Pioneer High Income
	Fund, a series of Pioneer Series	Municipal Fund
Trust V
18.	Pioneer High Yield Fund, a series of	Victory Pioneer High Yield Fund
Pioneer High Yield Fund
19.	Pioneer International Equity Fund, a	Victory Pioneer International Equity
	series of Pioneer Series Trust VIII	Fund
20.	Pioneer Intrinsic Value Fund, a	Victory Pioneer Intrinsic Value
	series of Pioneer Series Trust XIV	Fund
21.	Pioneer Mid Cap Value Fund, a	Victory Pioneer Mid Cap Value
	series of Pioneer Mid Cap Value	Fund
Fund
22.	Pioneer Multi-Asset Income Fund, a	Victory Pioneer Multi-Asset Income
	series of Pioneer Series Trust IV	Fund
23.	Pioneer Multi-Asset Ultrashort	Victory Pioneer Multi-Asset
	Income Fund, a series of Pioneer	Ultrashort Income Fund
Series Trust X
24.	Pioneer Securitized Income Fund, a	Victory Pioneer Securitized Income
	series of Pioneer Series Trust IV	Fund
25.	Pioneer Select Mid Cap Growth	Victory Pioneer Select Mid Cap
	Fund, a series of Pioneer Series	Growth Fund
Trust II
26.	Pioneer Short Term Income Fund, a	Victory Pioneer Short Term Income
	series of Pioneer Short Term	Fund
Income Fund
27.	Pioneer Solutions - Balanced Fund,	Victory Pioneer Solutions -
	a series of Pioneer Asset Allocation	Balanced Fund
Trust
28.	Pioneer Strategic Income Fund, a	Victory Pioneer Strategic Income
	series of Pioneer Series Trust XIV	Fund
29.	Pioneer U.S. Government Money	Victory Pioneer U.S. Government
	Market Fund, a series of Pioneer	Money Market Fund
Money Market Trust

4917-3881-4471